LEASES - Supplemental cash flows information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
LEASES
Operating cash outflows from operating leases	$ 5,131	$ 9,196
Operating leases		$ 145